Deferred Income (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure Of Deferred Income [Abstract]
Summary of Deferred Income
	As of February 28, 2022	As of February 28, 2021
	US$	US$
Government grants	180,838	75,848